CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net profit (loss)		$ (9,901)	$ (66,529)	$ (36,649)
Adjustments to reconcile net profit (loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		2,988	3,969	(13)
Depreciation		1,881	2,071	2,331
Loss from disposal of property and equipment		298
Share-based compensation		4,326	2,417	2,497
Loss (gain) on extinguishment of convertible promissory note				25
Changes in operating assets and liabilities:
Safeguard Program assets and liabilities	[1]		(10,474)	(2,160)
Loans receivable		29	(3,594)	(63)
Receivables, prepayments and other assets		(825)	3,783	2,458
Accrued liabilities		(15,872)	36,217	22,084
Income tax payable		3,213	911	(1)
Deferred revenue		(1,034)	(5,406)	5,790
Net cash used in operating activities		(14,897)	(36,635)	(3,701)
Cash flows from investing activities:
Purchase of property, equipment and software		(68)	(2,097)	(2,190)
Investment in Yunnan Trust		(2,078)	(665)
Proceeds from sales of property and equipment		177
Net cash used in investing activities		(1,969)	(2,762)	(2,190)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares				22,431
Proceeds from initial public offering (net of underwriters' commissions of USD 5,980 thousands)				63,020
Proceeds from exercise of incentive shares				55
Payment of convertible redeemable preferred shares issuance costs				(1,329)
Proceeds from issuance of convertible promissory notes				500
Net cash provided by financing activities				84,677
Effect of exchange rate changes on cash and cash equivalent and restricted cash		521	(1,295)	(900)
Net increase/(decrease) in cash and cash equivalent and restricted cash		(16,344)	(40,692)	77,886
Cash and cash equivalent and restricted cash at beginning of year		68,862	109,554	31,668
Cash and cash equivalent and restricted cash at end of year		52,517	$ 68,862	109,554
Supplemental disclosure of cash flow information
Cash paid for income taxes		125		675
Cash paid for interest		172
Supplemental disclosure of non-cash operating, investing and financing activities
Accruals related to purchase of equipment and software		$ 10		144
Accretion on convertible redeemable preferred shares to redemption value				2,868
Conversion of convertible promissory notes to Series C convertible redeemable preferred shares				$ 500

[1]	(1)The majority of the Safeguard Program assets and liabilities (namely, restricted cash, Safeguard Program asset and Safeguard Program payable) do not flow through the Group’s cash accounts. The non-cash transactions related to the Safeguard Program that flowed directly through restricted cash for the Safeguard Program are as follows: For the Year Ended December 31, 2017 2018 2019 Increase in restricted cash for Safeguard Program 85,916 6,701 Decrease in restricted cash for Safeguard Program (88,631) (7,653)